Summarised Financial Information (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Condensed Consolidating Financial Information [Abstract]
Summarised Financial Information of Income Statement

	Summarised Financial Information

Year ended 31 December 2021	BAT p.l.c. £m	BATCAP £m	BATIF £m	BATNF £m	RAI £m	BATHTN £m

Income Statement

Revenue	–	–	–	–	–	–

(Loss)/profit from operations	(111)	(1)	(2)	–	3	–

Dividend income	6,200	–	–	–	4,827	164

Net finance income/(costs)	170	(43)	63	1	(421)	–

Profit/(loss) before taxation	6,259	(44)	61	1	4,409	164

Taxation on ordinary activities	5	19	1	–	97	–

Profit/(loss) for the year	6,264	(25)	62	1	4,506	164

Intercompany Transactions – Income Statement

Transactions with non-issuer/non-guarantor subsidiaries (expense)/income	(111)	(1)	(2)	–	36	–

Transactions with non-issuer/non-guarantor subsidiaries net finance (cost)/income	(2)	709	370	–	28	–

Dividend income from non-issuer/non-guarantor subsidiaries	6,200	–	–	–	4,827	164

	Summarised Financial Information

Year ended 31 December 2020	BAT p.l.c. £m	BATCAP £m	BATIF £m	BATNF £m	RAI £m	BATHTN £m

Income Statement

Revenue	–	–	–	–	–	–

Loss from operations	(112)	(1)	(2)	–	(5)	–

Dividend income	5,050	–	–	–	4,845	224

Net finance income/(costs)	131	417	174	–	(758)	1

Profit before taxation	5,069	416	172	–	4,082	225

Taxation on ordinary activities	(14)	(101)	4	–	170	–

Profit for the year	5,055	315	176	–	4,252	225

Intercompany Transactions – Income Statement

Transactions with non-issuer/non-guarantor subsidiaries (expense)/income	(118)	(1)	4	–	22	–

Transactions with non-issuer/non-guarantor subsidiaries net finance income	5	996	747	–	32	–

Dividend income from non-issuer/non-guarantor subsidiaries	5,050	–	–	–	4,845	224

Summarised Financial Information of Balance Sheet

	Summarised Financial Information

As at 31 December 2021	BAT p.l.c. £m	BATCAP £m	BATIF £m	BATNF £m	RAI £m	BATHTN £m

Balance Sheet

Non-current assets	1,916	18,192	4,986	1,417	357	75

Current assets	8,443	3,583	35,772	21	1,033	19

Non-current liabilities	9	17,024	13,667	1,417	8,778	19

Non-current borrowings	–	16,965	13,560	1,417	8,719	–

Other non-current liabilities	9	59	107	–	59	19

Current liabilities	1,607	4,633	25,451	20	882	10

Current borrowings	1,580	4,602	25,081	20	263	10

Other current liabilities	27	31	370	–	619	–

Intercompany Transactions – Balance Sheet

Amounts due from non-issuer/non-guarantor subsidiaries	8,405	14,999	38,539	–	1,360	19

Amounts due to non-issuer/non-guarantor subsidiaries	–	3,006	20,422	–	48	9

Investment in subsidiaries (that are not issuers or guarantors)	27,234	–	718	–	23,643	1,488

	Summarised Financial Information

As at 31 December 2020	BAT p.l.c £m.	BATCAP £m	BATIF £m	BATNF £m	RAI £m	BATHTN £m

Balance Sheet

Non-current assets	236	18,991	10,332	1,509	402	26

Current assets	7,070	3,404	30,601	22	268	15

Non-current liabilities	1,580	17,867	15,326	1,509	8,885	6

Non-current borrowings	1,571	17,867	15,243	1,509	8,823	–

Other non-current liabilities	9	–	83	–	62	6

Current liabilities	52	4,444	24,038	22	972	2

Current borrowings	9	4,329	23,478	22	200	1

Other current liabilities	43	115	560	–	772	1

Intercompany Transactions – Balance Sheet

Amounts due from non-issuer/non-guarantor subsidiaries	7,031	16,088	38,761	–	620	15

Amounts due to non-issuer/non-guarantor subsidiaries	3	3,139	19,550	–	62	1

Investment in subsidiaries (that are not issuers or guarantors)	27,234	–	718	–	23,820	1,580

Summary of Unconsolidated Equity Results

As at 31 December	2021 £m	2020 £m

Total equity	35,977	32,908

Share capital	614	614

Share premium	107	103

Perpetual hybrid bonds	1,685	–

Other equity	33,571	32,191